Total
HCM Dynamic Income Fund
FUND SUMMARY – HCM DYNAMIC INCOME FUND
Investment Objective:
The Fund seeks total return.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the HCM Dynamic Income Fund (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 19 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - HCM Dynamic Income Fund	HCM Dynamic Income Fund Class A Shares	HCM Dynamic Income Fund Class I Shares	HCM Dynamic Income Fund Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - HCM Dynamic Income Fund		HCM Dynamic Income Fund Class A Shares	HCM Dynamic Income Fund Class I Shares	HCM Dynamic Income Fund Investor Class Shares
Management Fees		1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees		0.25%	none	1.00%
Other Expenses	[1]	0.39%	0.39%	0.39%
Acquired Fund Fees and Expenses	[1],[2]	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses		2.00%	1.75%	2.75%
[1]	Estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - HCM Dynamic Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
HCM Dynamic Income Fund Class A Shares	766	1,166
HCM Dynamic Income Fund Class I Shares	178	551
HCM Dynamic Income Fund Investor Class Shares	278	853

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations, the portfolio turnover rate is not available. In the future, the portfolio turnover rate for the most recent fiscal year will be provided here.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective through investments in long and/or short positions in fixed income securities. The Fund defines fixed income securities as (i) bills, (ii) notes, (iii) structured notes, (iv) bonds, (v) convertible bonds, or (vi) any other debt or debt-related securities, whether issued by U.S. or non-U.S. governments, U.S. or non-U.S. agencies or instrumentalities, or corporate entities, and having fixed, variable, floating or inverse floating rates. The Fund may invest in debt securities of any maturity or credit quality, including those rated below investment grade (“high yield securities”). Below investment grade debt securities are those rated below Baa3 by Moody’s Investors Service or the equivalent of a nationally recognized statistical rating organization. The Fund invests indirectly in fixed income securities by investing in mutual funds, exchange traded funds or inverse exchange traded funds (sometimes referred to in this Prospectus as “Underlying Funds”), including investment companies that use leverage that invest primarily in fixed income securities. The Fund may also invest in derivatives, including options, financial futures, options on futures and swaps.

Howard Capital Management, LLC (“the Adviser”) uses HCM-BuyLine® for Income (“HCM-BuyLine®”), its proprietary quantitative model, to assist in determining when and which asset classes are bought and sold. The model’s calculations are updated daily and evaluated weekly to determine whether the Fund’s holdings require a reallocation. If a reallocation is required, weaker holdings are replaced with stronger assets as determined by the model.

The Adviser uses HCM BuyLine® to determine when the Fund should be in or out of fixed income securities. HCM-BuyLine® uses trend analysis to identify the broad trend in the fixed income market and which fixed income asset class is currently favored by the market. When the trend is up, the Adviser increases the Fund’s exposure to fixed income. When the trend is down, the Adviser starts to reduce the Fund’s exposure to fixed income. When the Fund is out of the fixed income security market, it invests in (i) put options to hedge the portfolio’s fixed income securities and reduce volatility, (ii) equity index futures, and/or (iii) cash and cash equivalents. Put options generally have an inverse relationship to the underlying security on which the option is held (i.e., when the value of the underlying security increases, the value of the put option decreases). When the Fund is in the fixed income security market, it invests in fixed income securities and/or call options. Call options generally have a direct relationship to the underlying security on which the option is held (i.e., when the value of the underlying security increases, the value of the call option increases). The Fund may have 0-100% in direct and indirect investments in fixed income securities depending on the strength of the trend identified by the HCM-BuyLine®.

The Adviser maintains the ability to invest a large percentage of the Fund’s holdings in one asset class of the market. The overall asset allocation of the Fund is not fixed. It changes dynamically as the Adviser decides to buy and sell any holding of the portfolio in response to changes in the model’s quantitative measures as a means to take advantage of changes in U.S. and global market trends. The Adviser may engage in frequent buying and selling of the portfolio securities to achieve the Fund’s objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s NAV and performance.

●	Cash and Cash Equivalents Risk: When the Fund is out of the market and invests in cash and cash equivalents, there is a risk that the market will begin to rise rapidly, and the Fund will not be able to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

●	Convertible Bond Risk: Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to fixed income security risks and conversion value-related equity risk. Convertible bonds are similar to other fixed-income securities because they usually pay a fixed interest rate and are obligated to repay principal on a given date in the future.

●	Debt Instrument Risk: The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date.

●	Duration Risk: Longer-term securities may be more sensitive to interest rate changes. Given the recent, historically low interest rates and the potential for increases in those rates, a heightened risk is posed by rising interest rates to a fund whose portfolios include longer-term fixed income securities.

●	Equity Securities Risk: Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

●	Fixed Income Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened.
●	Foreign Securities Risk: Because the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

●	Futures Risk: The Fund’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage.

●	Government-Sponsored Entities Risk: The Fund invests in securities issued or guaranteed by government-sponsored entities, but these securities may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency.

●	Hedging Risk: When the Adviser believes market conditions are unfavorable, the Adviser may attempt to “hedge” with defensive positions and strategies including, for example, holding substantial positions in lower-yield fixed-income securities and/or cash equivalents, which may limit potential gains when compared to unhedged funds. There can be no assurance that the Fund’s hedging strategy will reduce the risk of the Fund’s investments.

●	Interest Rate Risk: The value of the Fund may fluctuate based on changes in interest rates and market conditions. As interest rates rise, the value of income producing instruments may decrease. This risk increases as the term of the note increases.

●	Inverse ETF Risk: Investing in inverse ETFs may result in increased volatility and will magnify the Fund’s losses or gains. Inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains. Inverse ETFs may be ineffective hedging vehicles because their price changes may not be highly correlated to the Fund’s assets they are intended to hedge. Inverse ETFs are funds designed to rise in price when stock prices are falling. Inverse funds seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark. Most inverse ETFs reset daily (meaning they aim to achieve their stated objective daily). Accordingly, their performance over longer terms can perform very differently than underlying assets and benchmarks, and volatile markets can amplify this effect. During periods of market volatility, inverse ETFs may not perform as expected.
●	Investment Model Risk: Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. No assurance can be given that the Fund will be successful under all or any market conditions.

●	Junk Bonds Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

●	Large Capitalization Stock Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Leverage Risk: The use of leverage by the Fund, such as borrowing money to purchase securities or the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

●	Limited History of Operations Risk: The Fund is a new mutual fund with limited history of operations for investors to evaluate.

●	Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

●	Options Risk: When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. When the Fund purchases a call option on a security or index it may lose the entire premium paid if the underlying security or index does not increase in value. The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

●	Options on Futures Contracts Risk: The Fund may enter into options on futures contracts. An option on a futures contract gives the buyer, in return for the premium paid, the right (but not the obligation) to either buy or sell the underlying futures contract during a certain period of time for a fixed price. The writing of a put or call option on a futures contract involves risks similar to the risks applicable to the purchase or sale of futures contracts.
●	Short Position Risk: The Fund’s short positions may result in a loss if the price of the short position instruments rise and its costs more to replace the short positions. In contrast to the Fund’s long positions, for which the risk of loss is typically limited to the amount invested, the potential loss on the Fund’s short positions is potentially large. Market factors may prevent the Fund from closing out a short position at the most desirable time or at a favorable price.

●	Small and Medium Capitalization Stock Risk: The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

●	Structured Notes Risk: Structured notes are typically issued by banks or brokerage firms, and have interest and/or principal payments which are linked to changes in the price level of certain assets or to the price performance of certain indices. The value of a structured note will be influenced by time to maturity, level of supply and demand for this type of note, interest rate and market volatility, changes in the issuer’s credit quality rating, and economic, legal, or political events that affect the industry. Structured notes may involve leverage risk, tracking risk and issuer default risk. In addition, there may be a lag between a change in the value of the underlying reference asset and the value of the structured note. Structured notes may also be subject to counterparty risk. The Fund may also be exposed to increased transaction costs when it seeks to sell such notes in the secondary market.

●	Swaps Risk: Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money.

●	Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

●	Underlying Funds Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF shares may differ from their NAV. Each investment company is subject to specific risks, depending on the nature of the fund.

Performance:

Because the Fund is a new fund and does not yet have a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Updated performance information is available at no cost by visiting www.howardcmfunds.com or by calling 1-855-969-8464.